Inventory - Additional Information (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Provision for excess and obsolete inventory	$ 0.7		$ 0.0
Maximum
Inventory [Line Items]
Provision for excess and obsolete inventory		$ 0.1